Discontinued Operations (Details) (USD $)	3 Months Ended							12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 TheraCom	Dec. 31, 2011 TheraCom	Dec. 31, 2010 TheraCom	Dec. 31, 2009 TheraCom	Dec. 31, 2011 TheraCom Pharmacy Services Segment	Dec. 31, 2011 Linens n Things	Dec. 31, 2010 Linens n Things	Dec. 31, 2009 Linens n Things
Discontinued operation disclosures
Proceeds from sale of business											$ 250,000,000
Current assets of discontinued operations													100,000,000
Current liabilities of discontinued operations													100,000,000
Goodwill expected to be eliminated								200,000,000							200,000,000
Net revenues												650,000,000	635,000,000	514,000,000
Income from operations												18,000,000	28,000,000	13,000,000
Gain Loss on disposal												53,000,000				(7,000,000)	(24,000,000)	(19,000,000)
Income tax benefit (provision)								(95,000,000)	(2,000,000)	2,000,000
Income (loss) from discontinued operations, net of tax	$ (36,000,000)	$ 2,000,000	$ 3,000,000	$ 5,000,000	$ (7,000,000)	$ 2,000,000	$ 2,000,000	$ (31,000,000)	$ 2,000,000	$ (4,000,000)